                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS - 56.2%
AEROSPACE & DEFENSE - 0.5%
Empresa Brasileira de Aeronautica S.A. ADR                      3,200   $125,120
                                                                        --------
AGRICULTURAL PRODUCTS - 0.6%
Archer-Daniels-Midland Company                                  5,400    133,164
UAP Holding Corporation                                           200      4,084
                                                                        --------
                                                                         137,248
                                                                        --------
AIRLINES - 2.3%
Alaska Air Group, Inc.*                                         4,600    164,312
Southwest Airlines Company                                     23,100    379,533
                                                                        --------
                                                                         543,845
                                                                        --------
ALUMINUM - 0.4%
Aleris International, Inc.*                                     3,100     99,944
Aluminum Corporation of China, Ltd. ADR                           100      7,634
                                                                        --------
                                                                         107,578
                                                                        --------
BIOTECHNOLOGY - 0.1%
Techne Corporation*                                               500     28,075
                                                                        --------
BUILDING PRODUCTS - 1.5%
Armstrong Holdings, Inc.*                                       2,700      4,185
USG Corporation*                                                5,400    351,000
                                                                        --------
                                                                         355,185
                                                                        --------
COAL & CONSUMABLE FUELS - 2.8%
Arch Coal, Inc.                                                 4,900    389,550
Peabody Energy Corporation                                      3,300    271,986
                                                                        --------
                                                                         661,536
                                                                        --------
COMMUNICATIONS EQUIPMENT - 0.3%
CommScope, Inc.*                                                1,000     20,130
Emulex Corporation*                                             3,100     61,349
                                                                        --------
                                                                          81,479
                                                                        --------
CONSTRUCTION & ENGINEERING - 3.9%
Granite Construction, Inc.                                      2,900    104,139
Insituform Technologies, Inc.*                                  3,700     71,669
Perini Corporation*                                             1,400     33,810
Quanta Services, Inc.*                                          4,400     57,948
URS Corporation*                                               10,700    402,427
Washington Group International, Inc.*                           4,810    254,786
                                                                        --------
                                                                         924,779
                                                                        --------
CONSTRUCTION & FARM MACHINERY - 4.1%
Cascade Corporation                                             6,800    318,988
Caterpillar, Inc.                                               5,800    335,066
Deere & Company                                                   600     40,866
Nacco Industries, Inc.                                            500     58,575
Terex Corporation*                                              2,100    124,740
Wabtec Corporation                                              4,300    115,670
                                                                        --------
                                                                         993,905
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS - 2.8%
Eagle Materials, Inc.                                         2,800   $  342,608
Martin Marietta Materials, Inc.                               1,500      115,080
Texas Industries, Inc.                                        2,000       99,680
Vulcan Materials Company                                      1,700      115,175
                                                                      ----------
                                                                         672,543
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.3%
Electronic Data Systems Corporation                           2,600       62,504
                                                                      ----------
DEPARTMENT STORES - 0.9%
Nordstrom, Inc.                                               5,500      205,700
                                                                      ----------
DIVERSIFIED METALS & MINING - 4.6%
Amcol International Corporation                               9,700      199,044
BHP Billiton, Ltd. ADR                                       13,600      454,512
Brush Engineered Materials, Inc.*                             2,000       31,800
Inco, Ltd.*                                                   4,700      204,779
RTI International Metals, Inc.*                                 600       22,770
Stillwater Mining Company*                                   16,700      193,219
                                                                      ----------
                                                                       1,106,124
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Franklin Electric Company, Inc.                               3,200      126,528
Hubbell, Inc. (Cl.B)                                          8,200      369,984
Regal-Beloit Corporation                                      2,700       95,580
                                                                      ----------
                                                                         592,092
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.3%
Agilent Technologies, Inc.*                                   1,700       56,593
Keithley Instruments, Inc.                                    1,500       20,970
                                                                      ----------
                                                                          77,563
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc.                                                   1,600       41,520
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
Waste Management, Inc.                                        4,400      133,540
                                                                      ----------
EXCHANGE TRADED FUNDS - 1.2%
iShares FTSE/Xinhua China 25 Index Fund*                        500       30,810
iShares Nasdaq Biotechnology Index Fund                       2,500      193,250
Semiconductor Holders Trust                                   1,900       69,616
                                                                      ----------
                                                                         293,676
                                                                      ----------
FOREST PRODUCTS - 2.7%
Weyerhaeuser Company                                          9,800      650,132
                                                                      ----------
HOMEBUILDING - 0.6%
Champion Enterprises, Inc.*                                  11,100      151,182
                                                                      ----------
HOMEFURNISHING RETAIL - 0.6%
Bed Bath & Beyond, Inc.*                                      4,300      155,445
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES - 0.7%
Orient-Express Hotels, Ltd.                                   5,600   $  176,512
                                                                      ----------
HOUSEHOLD APPLIANCES - 1.1%
Stanley Works                                                 5,300      254,612
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 0.3%
Costco Wholesale Corporation                                  1,500       74,205
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 2.1%
Carlisle Companies, Inc.                                      4,400      304,260
General Electric Company                                      5,400      189,270
                                                                      ----------
                                                                         493,530
                                                                      ----------
INDUSTRIAL GASES - 0.5%
Air Products & Chemicals, Inc.                                2,100      124,299
                                                                      ----------
INDUSTRIAL MACHINERY - 5.5%
Donaldson Company, Inc.                                         500       15,900
Dover Corporation                                             2,000       80,980
Flowserve Corporation*                                          500       19,780
Gardner Denver, Inc.*                                         2,100      103,530
Harsco Corporation                                            2,600      175,526
Idex Corporation                                              1,800       73,998
Kennametal, Inc.                                              1,100       56,144
Lincoln Electric Holdings, Inc.                               8,800      349,008
Mueller Industries, Inc.                                      1,000       27,420
Parker Hannifin Corporation                                   4,900      323,204
Portec Rail Products, Inc.                                    2,000       26,220
Timken Company                                                2,500       80,050
                                                                      ----------
                                                                       1,331,760
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 0.6%
Charles Schwab Corporation                                    6,100       89,487
LaBranche & Company, Inc.*                                    6,400       64,704
                                                                      ----------
                                                                         154,191
                                                                      ----------
MARINE - 0.6%
Kirby Corporation*                                            2,700      140,859
                                                                      ----------
METAL & GLASS CONTAINERS - 0.1%
Greig, Inc.                                                     500       33,140
                                                                      ----------
MOVIES & ENTERTAINMENT - 0.0%
Genius Products, Inc.*                                        3,700        7,474
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.4%
Dresser-Rand Group, Inc.*                                     5,200      125,736
Halliburton Company                                           1,800      111,528
Hydril*                                                       1,400       87,640
                                                                      ----------
                                                                         324,904
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
PAPER PACKAGING - 0.4%
Rock-Tenn Company                                               3,000   $ 40,950
Sonoco Products Company                                         1,700     49,980
                                                                        --------
                                                                          90,930
                                                                        --------
PAPER PRODUCTS - 1.2%
Aracruz Celulose S.A. ADR                                       2,400     96,024
Stora Enso Oyj ADR                                              5,000     67,600
UPM-Kymmene Ojy ADR                                             1,000     19,600
Votorantim Celulose e Papel S.A. ADR                            8,500    104,465
                                                                        --------
                                                                         287,689
                                                                        --------
RAILROADS - 2.1%
Genesee & Wyoming, Inc.*                                        7,700    289,135
Kansas City Southern*                                           8,600    210,098
                                                                        --------
                                                                         499,233
                                                                        --------
REINSURANCE - 0.3%
PertNerre, Ltd.                                                 1,000     65,670
                                                                        --------
RESTAURANTS - 0.1%
McDonald's Corporation                                            700     23,604
                                                                        --------
SEMICONDUCTOR EQUIPMENT - 1.2%
MEMC Electronic Materials, Inc.*                               13,100    290,427
                                                                        --------
SEMICONDUCTORS - 0.6%
ARM Holdings plc ADR                                            4,000     24,840
Broadcom Corporation*                                           2,500    117,875
                                                                        --------
                                                                         142,715
                                                                        --------
SPECIALTY CHEMICALS - 0.2%
Westlake Chemical Corporation                                   1,600     46,096
                                                                        --------
STEEL - 1.5%
Companhia Siderurgica Nacional S.A. ADR                         6,100    130,540
GrafTech International, Ltd.*                                   2,800     17,416
NN, Inc.                                                        2,400     25,440
Oregon Steel Mills, Inc.*                                       1,600     47,072
Worthington Industries, Inc.                                    7,300    140,233
                                                                        --------
                                                                         360,701
                                                                        --------
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Company
                                                                2,600    101,894
                                                                        --------
TRUCKING - 1.1%
CNF, Inc.                                                       2,700    150,903
J.B. Hunt Transport Services, Inc.                              2,600     58,864
Landstar System, Inc.
                                                                1,000     41,740
                                                                        --------
                                                                         251,507
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICE - 0.4%
Sprint Nextel Corporation
                                                                4,300    100,448
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
TOTAL COMMON STOCKS
(cost $13,540,135)                                                   $13,477,171
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 34.7%
Federal Home Loan Bank:
   4.159%, 02-01-06(2)                                  $  825,000       822,209
   4.335%, 03-01-06(2)                                   1,000,000       993,255
   4.387%, 03-08-06(2)                                     700,000       694,699
Federal Home Loan Mortgage Corporation:
   4.014%, 01-10-06(2)                                     400,000       399,679
   4.056%, 01-17-06(2)                                   1,050,000     1,048,314
   4.095%, 01-24-06(2)                                     300,000       299,277
   4.17%, 02-07-06(2)                                      625,000       622,448
   4.283%, 02-21-06(2)                                     500,000       497,142
Federal National Mortgage Association:
   3.974%, 01-04-06(2)                                     500,000       499,942
   4.128%, 01-25-06(2)                                     725,000       723,170
   4.247%, 02-15-06(2)                                   1,150,000     1,144,230
   4.401%, 03-15-06(2)                                     600,000       594,959
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $8,337,830)                                                   8,339,324
                                                                     -----------
ASSET BACKED SECURITIES - 0.9%
OTHER - 0.9%
Credit-Based Asset Servicing & Securitization,
   2005-CB2 AV1, 4.479% - 2036(2)                          211,582       211,624
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $211,582)                                                       211,624
                                                                     -----------
TOTAL INVESTMENTS - 91.8%
   (cost $22,089,547)                                                 22,028,119
CASH & OTHER ASSETS, LESS LIABILITIES - 8.2%                           1,980,255
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $24,008,374
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at December 31, 2005 was $22,121,873. For federal income tax purposes, the net unrealized depreciation on investments amounted to $93,754 which consisted of $159,563 of aggregate gross unrealized appreciation, and $253,317 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

plc  (public limited company)

(1) Variable rate security. Rate indicated is rate effective at December 31, 2005.

(2)  Security is segregated as collateral for open futures contracts.

OPEN FUTURES CONTRACTS

POSITION                                                                   Long
NUMBER OF CONTRACTS                                                          27
EXPIRATION DATE                                                       3/17/2006
CONTRACT AMOUNT                                                      $8,589,326
MARKET VALUE                                                         $8,469,900
UNREALIZED LOSS                                                       ($119,426)

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                                    SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 2005 (UNAUDITED)
                         SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 2.4%
Boeing Company                                                  1,047   $ 73,541
General Dynamics Corporation                                      500     57,025
Honeywell International, Inc.                                   2,300     85,675
Lockheed Martin Corporation                                     1,188     75,592
Northrop Grumman Corporation                                      580     34,864
Raytheon Company                                                  100      4,015
United Technologies Corporation                                   380     21,246
                                                                        --------
                                                                         351,958
                                                                        --------
AGRICULTURAL PRODUCTS - 0.2%
Archer-Daniels-Midland Company                                  1,366     33,686
                                                                        --------
AIR FREIGHT & LOGISTICS - 0.8%
United Parcel Service, Inc. (Cl.B)                              1,458    109,569
                                                                        --------
APPAREL RETAIL - 0.3%
Gap, Inc.                                                       2,500     44,100
Limited Brands, Inc.                                              100      2,235
                                                                        --------
                                                                          46,335
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
V.F. Corporation                                                  300     16,602
                                                                        --------
APPLICATION SOFTWARE - 0.3%
Compuware Corporation*                                            900      8,073
Mercury Interactive Corporation*                                  100      2,779
Parametric Technology Corporation*                              4,993     30,457
                                                                        --------
                                                                          41,309
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Ameriprise Financial, Inc.                                        404     16,564
Franklin Resources, Inc.                                          700     65,807
Mellon Financial Corporation                                      611     20,927
                                                                        --------
                                                                         103,298
                                                                        --------
AUTOMOTIVE RETAIL - 0.4%
AutoNation, Inc.*                                               2,400     52,152
                                                                        --------
BIOTECHNOLOGY - 1.2%
Amgen, Inc.*                                                    2,064    162,767
Biogen Idec, Inc.*                                                200      9,066
                                                                        --------
                                                                         171,833
                                                                        --------
BROADCASTING & CABLE TV - 0.8%
Comcast Corporation*                                            4,079    105,891
E.W. Scripps Company                                              100      4,802
                                                                        --------
                                                                         110,693
                                                                        --------
BUILDING PRODUCTS - 0.4%
American Standard Companies, Inc.                                 400     15,980
Masco Corporation                                               1,404     42,387
                                                                        --------
                                                                          58,367
                                                                        --------

                                    SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 2005 (UNAUDITED)
                         SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
COMMERCIAL PRINTING - 0.3%
R.R. Donnelley & Sons Company                                   1,200   $ 41,052
                                                                        --------
COMMUNICATIONS EQUIPMENT - 2.8%
Cienna Corporation*                                               700      2,079
Cisco Systems, Inc.*                                           10,402    178,082
Comverse Technology, Inc.*                                      1,700     45,203
Corning, Inc.*                                                  2,200     43,252
Lucent Technologies, Inc.*                                      3,900     10,374
Motorola, Inc.                                                  1,053     23,787
Qualcomm, Inc.                                                    958     41,271
Tellabs, Inc.*                                                  5,000     54,500
                                                                        --------
                                                                         398,548
                                                                        --------
COMPUTER HARDWARE - 3.4%
Apple Computer, Inc.*                                             400     28,756
Dell, Inc.*                                                     3,184     95,488
Hewlett-Packard Company                                         5,108    146,242
International Business Machines Corporation                     2,563    210,679
NCR Corporation*                                                  370     12,558
                                                                        --------
                                                                         493,723
                                                                        --------
COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation*                                                3,910     53,254
Lexmark International, Inc.*                                      100      4,483
                                                                        --------
                                                                          57,737
                                                                        --------
CONSTRUCTION & FARM MACHINERY - 0.7%
Cummins, Inc.                                                     200     17,946
Deere & Company                                                   400     27,244
Paccar, Inc.                                                      898     62,169
                                                                        --------
                                                                         107,359
                                                                        --------
CONSUMER FINANCE - 1.2%
American Express Company                                        1,023     52,644
Capital One Financial Corporation                                 600     51,840
MBNA Corporation                                                2,648     71,920
                                                                        --------
                                                                         176,404
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Automatic Data Processing, Inc.                                   517     23,725
Computer Sciences Corporation*                                    800     40,512
Fiserv, Inc.*                                                   1,100     47,597
                                                                        --------
                                                                         111,834
                                                                        --------
DEPARTMENT STORES - 0.6%
Federated Department Stores, Inc.                                 882     58,503
J.C. Penney Company, Inc.                                         300     16,680
Sears Holding Corporation*                                        100     11,553
                                                                        --------
                                                                          86,736
                                                                        --------
DISTILLERS & VINTNERS - 0.3%
Brown-Forman Corporation (Cl.B)                                   600     41,592
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS - 4.3%
Bank of America Corporation                                     6,092   $281,146
Comerica, Inc.                                                  1,100     62,436
U.S. Bancorp                                                    3,134     93,675
Wachovia Corporation                                            1,097     57,987
Wells Fargo & Company                                           1,806    113,471
                                                                        --------
                                                                         608,715
                                                                        --------
DIVERSIFIED CHEMICALS - 0.3%
Dow Chemical Company                                              141      6,179
Eastman Chemical Company                                          500     25,795
Engelhard Corporation                                             200      6,030
                                                                        --------
                                                                          38,004
                                                                        --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
Cendant Corporation                                             2,217     38,243
                                                                        --------
DIVERSIFIED METALS & MINING - 0.5%
Phelps Dodge Corporation                                          500     71,935
                                                                        --------
DRUG RETAIL - 0.2%
CVS Corporation                                                   400     10,568
Walgreen Company                                                  255     11,286
                                                                        --------
                                                                          21,854
                                                                        --------
ELECTRIC UTILITIES - 1.3%
Allegheny Energy, Inc.*                                           600     18,990
American Electric Power Company, Inc.                           1,400     51,926
Edison International                                            1,400     61,054
Entergy Corporation                                               646     44,348
FPL Group, Inc.                                                   100      4,156
Progress Energy, Inc. - Contingent Value Obligation*(2)           400         26
                                                                        --------
                                                                         180,500
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
American Power Conversion Corporation                             300      6,600
Emerson Electric Company                                          338     25,249
                                                                        --------
                                                                          31,849
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc.                                                     1,200     31,140
Sanmina-SCI Corporation*                                          700      2,982
                                                                        --------
                                                                          34,122
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Waste Management, Inc.                                          1,173     35,601
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                                  400     31,012
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
FOOD RETAIL - 0.7%
Safeway, Inc.                                                   1,200   $ 28,392
Supervalu, Inc.                                                 1,600     51,968
Whole Foods Market, Inc.                                          200     15,478
                                                                        --------
                                                                          95,838
                                                                        --------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                                 400     34,716
                                                                        --------
FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                                   1,113     30,574
                                                                        --------
GAS UTILITIES - 0.1%
Nicor, Inc.                                                       200      7,862
                                                                        --------
GENERAL MERCHANDISE STORES - 0.7%
Dollar General Corporation                                      2,100     40,047
Family Dollar Stores, Inc.                                      1,000     24,790
Target Corporation                                                706     38,809
                                                                        --------
                                                                         103,646
                                                                        --------
HEALTH CARE DISTRIBUTORS - 0.5%
AmerisourceBergen Corporation                                     200      8,280
Cardinal Health, Inc.                                             982     67,512
                                                                        --------
                                                                          75,792
                                                                        --------
HEALTH CARE EQUIPMENT - 2.1%
Baxter International, Inc.                                        900     33,885
Becton, Dickinson & Company                                     1,099     66,028
Fisher Scientific International, Inc.*                            100      6,186
Guidant Corporation                                               400     25,900
Hospira, Inc.*                                                  1,300     55,614
Medtronic, Inc.                                                   893     51,410
Stryker Corporation                                               700     31,101
Waters Corporation*                                               301     11,378
Zimmer Holdings, Inc.*                                            300     20,232
                                                                        --------
                                                                         301,734
                                                                        --------
HEALTH CARE FACILITIES - 0.9%
HCA, Inc.                                                       1,400     70,700
Manor Care, Inc.                                                  748     29,748
Tenet Healthcare Corporation*                                   4,000     30,640
                                                                        --------
                                                                         131,088
                                                                        --------
HEALTH CARE SERVICES - 0.2%
Caremark Rx, Inc.*                                                500     25,895
IMS Health, Inc.                                                  100      2,492
                                                                        --------
                                                                          28,387
                                                                        --------
HOME IMPROVEMENT RETAIL - 1.0%
Home Depot, Inc.                                                2,308     93,428
Lowe's Companies, Inc.                                            772     51,461
                                                                        --------
                                                                         144,889
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
HOMEBUILDING - 0.7%
D.R. Horton, Inc.                                               1,100   $ 39,303
KB Home                                                           600     43,596
Lennar Corporation                                                200     12,204
Pulte Homes, Inc.                                                 100      3,936
                                                                        --------
                                                                          99,039
                                                                        --------
HOTELS, RESORTS & CRUISE LINES - 0.9%
Hilton Hotels Corporation                                       2,600     62,686
Marriott International, Inc.                                    1,000     66,970
                                                                        --------
                                                                         129,656
                                                                        --------
HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation                                        300     26,088
                                                                        --------
HOUSEHOLD PRODUCTS - 2.3%
Clorox Company                                                    964     54,842
Kimberly-Clark Corporation                                      1,396     83,271
Procter & Gamble Company                                        3,372    195,171
                                                                        --------
                                                                         333,284
                                                                        --------
HYPERMARKETS & SUPERCENTERS - 1.3%
Wal-Mart Stores, Inc.                                           3,983    186,404
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Duke Energy Corporation                                         2,700     74,115
Dynegy, Inc.*                                                     400      1,936
TXU Corporation                                                   900     45,171
                                                                        --------
                                                                         121,222
                                                                        --------
INDUSTRIAL CONGLOMERATES - 4.4%
3M Company                                                      1,127     87,342
General Electric Company                                       11,941    418,532
Tyco International, Ltd.                                        4,179    120,606
                                                                        --------
                                                                         626,480
                                                                        --------
INDUSTRIAL GASES - 0.4%
Air Products & Chemicals, Inc.                                  1,000     59,190
                                                                        --------
INDUSTRIAL MACHINERY - 0.4%
Ingersoll-Rand Company, Ltd.                                    1,100     44,407
Parker Hannifin Corporation                                       100      6,596
                                                                        --------
                                                                          51,003
                                                                        --------
INTEGRATED OIL & GAS - 5.1%
Chevron Corporation                                             3,031    172,070
ConocoPhillips                                                  1,198     69,700
Exxon Mobil Corporation(1)                                      8,315    467,054
Murphy Oil Corporation                                            200     10,798
Occidental Petroleum Corporation                                  100      7,988
                                                                        --------
                                                                         727,610
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc.                                                      5,752   $140,866
BellSouth Corporation                                             821     22,249
Qwest Communications International, Inc.*                       6,038     34,115
Verizon Communications, Inc.                                    4,430    133,432
                                                                        --------
                                                                         330,662
                                                                        --------
INTERNET RETAIL - 0.4%
Amazon.com, Inc.*                                                 400     18,860
eBay, Inc.*                                                       972     42,039
                                                                        --------
                                                                          60,899
                                                                        --------
INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                                     984     38,553
                                                                        --------
INVESTMENT BANKING & BROKERAGE - 2.1%
Bear Sterns Companies, Inc.                                       300     34,659
E*Trade Financial Corporation*                                    600     12,516
Goldman Sachs Group, Inc.                                         238     30,395
Lehman Brothers Holdings, Inc.                                    700     89,719
Merrill Lynch & Company, Inc.                                     425     28,785
Morgan Stanley                                                  1,782    101,111
                                                                        --------
                                                                         297,185
                                                                        --------
LIFE & HEALTH INSURANCE - 1.7%
Genworth Financial, Inc.                                          500     17,290
Jefferson-Pilot Corporation                                       432     24,594
Lincoln National Corporation                                       26      1,379
MetLife, Inc.                                                   1,813     88,837
Prudential Financial, Inc.                                      1,167     85,413
Torchmark Corporation                                             400     22,240
                                                                        --------
                                                                         239,753
                                                                        --------
MANAGED HEALTH CARE - 1.8%
Aetna, Inc.                                                       500     47,155
Cigna Corporation                                                 600     67,020
Humana, Inc.*                                                   1,200     65,196
UnitedHealth Group, Inc.                                        1,032     64,128
WellPoint, Inc.*                                                  138     11,011
                                                                        --------
                                                                         254,510
                                                                        --------
METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                                  700     27,804
                                                                        --------
MOTORCYCLE MANUFACTURERS - 0.2%
Harley-Davidson, Inc.                                             547     28,165
                                                                        --------
MOVIES & ENTERTAINMENT - 2.5%
News Corporation                                                5,400     83,970
Time Warner, Inc.                                               5,213     90,915
Viacom, Inc. (Cl.B)                                             3,413    111,264
Walt Disney Company                                             3,033     72,701
                                                                        --------
                                                                         358,850
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 1.3%
American International Group, Inc.                              2,419   $165,048
Hartford Financial Services Group, Inc.                           200     17,178
                                                                        --------
                                                                         182,226
                                                                        --------
MULTI-UTILITIES - 1.2%
CMS Energy Corporation*                                         1,100     15,961
CenterPoint Energy, Inc.                                        2,400     30,840
KeySpan Corporation                                               900     32,121
PG&E Corporation                                                1,100     40,832
Teco Energy, Inc.                                               2,900     49,822
                                                                        --------
                                                                         169,576
                                                                        --------
OIL & GAS DRILLING - 1.4%
Nabors Industries, Ltd.*                                          900     68,175
Noble Corporation                                                 800     56,432
Rowan Companies, Inc.                                             800     28,512
Transocean, Inc.*                                                 700     48,783
                                                                        --------
                                                                         201,902
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES - 0.2%
Schlumberger, Ltd.                                                283     27,493
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION - 1.9%
Anadarko Petroleum Corporation                                    600     56,850
Burlington Resources, Inc.                                        962     82,924
Devon Energy Corporation                                        1,100     68,794
XTO Energy, Inc.                                                1,400     61,516
                                                                        --------
                                                                         270,084
                                                                        --------
OIL & GAS REFINING & MARKETING - 0.2%
Valero Energy Corporation                                         602     31,056
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
El Paso Corporation                                             3,700     44,992
                                                                        --------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
Citigroup, Inc.                                                 5,327    258,519
JP Morgan Chase & Company                                       3,933    156,101
Principal Financial Group, Inc.                                 1,292     61,280
                                                                        --------
                                                                         475,900
                                                                        --------
PACKAGED FOODS & MEATS - 1.0%
Campbell Soup Company                                           1,700     50,609
ConAgra Foods, Inc.                                               500     10,140
General Mills, Inc.                                             1,000     49,320
McCormick & Company, Inc.                                         100      3,092
Sara Lee Corporation                                            1,500     28,350
Tyson Foods, Inc.                                                 300      5,130
                                                                        --------
                                                                         146,641
                                                                        --------
PAPER PACKAGING - 0.2%
Temple-Inland, Inc.                                               500     22,425
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS - 0.0%
Avon Products, Inc.                                               200   $  5,710
                                                                        --------
PHARMACEUTICALS - 6.4%
Abbott Laboratories                                             2,603    102,636
Bristol-Myers Squibb Company                                      187      4,297
Eli Lilly & Company                                             1,143     64,682
Forest Laboratories, Inc.*                                        200      8,136
Johnson & Johnson                                               4,347    261,255
Merck & Company, Inc.                                           2,576     81,943
Pfizer, Inc.                                                   10,880    253,722
Schering-Plough Corporation                                       427      8,903
Watson Pharmaceuticals, Inc.*                                     200      6,502
Wyeth                                                           2,560    117,939
                                                                        --------
                                                                         910,015
                                                                        --------
PROPERTY & CASUALTY INSURANCE - 2.0%
Allstate Corporation                                            1,610     87,053
Chubb Corporation                                                 700     68,355
Cincinnati Financial Corporation                                  567     25,334
Safeco Corporation                                                600     33,900
St. Paul Travelers Companies, Inc.                              1,483     66,246
                                                                        --------
                                                                         280,888
                                                                        --------
PUBLISHING - 0.2%
Gannett Company, Inc.                                             420     25,439
                                                                        --------
RAILROADS - 0.6%
Burlington Northern Santa Fe Corporation                        1,124     79,602
CSX Corporation                                                   100      5,077
                                                                        --------
                                                                          84,679
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Apartment Investment & Management Company                         100      3,787
Archstone-Smith Trust                                             700     29,323
Equity Office Properties Trust                                  1,904     57,748
Simon Property Group, Inc.                                        600     45,978
                                                                        --------
                                                                         136,836
                                                                        --------
REGIONAL BANKS - 1.3%
First Horizon National Corporation                                707     27,177
KeyCorp                                                         1,900     62,567
National City Corporation                                       1,362     45,722
SunTrust Banks, Inc.                                                7        509
Synovus Financial Corporation                                   2,100     56,721
                                                                        --------
                                                                         192,696
                                                                        --------
RESTAURANTS - 0.5%
Darden Restaurants, Inc.                                        1,500     58,320
McDonald's Corporation                                            187      6,306
Yum! Brands, Inc.                                                 200      9,376
                                                                        --------
                                                                          74,002
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 0.1%
KLA-Tencor Corporation                                            300   $ 14,799
                                                                        --------
SEMICONDUCTORS - 3.2%
Analog Devices, Inc.                                              200      7,174
Freescale Semiconductor, Inc. (Cl.B)*                           2,237     56,305
Intel Corporation                                               9,123    227,710
LSI Logic Corporation*                                          2,500     20,000
Linear Technology Corporation                                     300     10,821
National Semiconductor Corporation                              2,000     51,960
Texas Instruments, Inc.                                         2,525     80,977
                                                                        --------
                                                                         454,947
                                                                        --------
SOFT DRINKS - 2.0%
Coca-Cola Company                                               3,615    145,721
Pepsi Bottling Group, Inc.                                        700     20,027
PepsiCo, Inc.                                                   1,936    114,379
                                                                        --------
                                                                         280,127
                                                                        --------
SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                                   500     25,890
                                                                        --------
SPECIALTY CHEMICALS - 0.4
International Flavors & Fragrances, Inc.                          200      6,700
Rohm & Haas Company                                             1,100     53,262
                                                                        --------
                                                                          59,962
                                                                        --------
SPECIALTY STORES - 0.2%
Office Depot, Inc.*                                             1,100     34,540
                                                                        --------
STEEL - 0.4%
Nucor Corporation                                                 800     53,376
                                                                        --------
SYSTEMS SOFTWARE - 3.3%
BMC Software, Inc.*                                             2,000     40,980
Microsoft Corporation                                          11,605    303,471
Oracle Corporation*                                             6,906     84,322
Symantec Corporation*                                           2,186     38,255
                                                                        --------
                                                                         467,028
                                                                        --------
THRIFTS & MORTGAGE FINANCE - 1.4%
Countrywide Financial Corporation                                 500     17,095
Fannie Mae                                                        221     10,787
Freddie Mac                                                        55      3,594
Golden West Financial Corporation                                 100      6,600
MGIC Investment Corporation                                       900     59,238
Washington Mutual, Inc.                                         2,221     96,613
                                                                        --------
                                                                         193,927
                                                                        --------
TIRES & RUBBER - 0.4%
Goodyear Tire & Rubber Company*                                 3,000     52,140
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
TOBACCO - 1.3%
Altria Group, Inc.                                          2,281   $   170,436
UST, Inc.                                                     500        20,415
                                                                    -----------
                                                                        190,851
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Sprint Nextel Corporation                                   4,000        93,440
                                                                    -----------
TOTAL COMMON STOCKS
   (cost $12,902,758)                                                13,857,092
                                                                    -----------
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 4.048% - 04/06/06(1)                 $ 50,000        49,484
                                                                    -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $49,480)                                                        49,484
                                                                    -----------
REPURCHASE AGREEMENT - 3.7%
United Missouri Bank, 3.78%, dated 12-30-05,
   matures 01-03-06; repurchase amount of
   $524,220 (Collateralized by U.S. Treasury Note,
   1,875%, 01-31-06 with a value of $535,322)            $524,000       524,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (cost $524,000)                                                      524,000
                                                                    -----------
TOTAL INVESTMENTS - 100.9%
   (cost $13,476,238)                                                14,430,576
LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                         (124,683)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $14,305,893
                                                                    ===========

For federal income tax purposes the identified cost of investments owned at December 31, 2005 was $13,916,178. For federal income tax purposes, the net unrealized appreciation on investments amounted to $514,398, which consisted of $869,503 of aggregate gross unrealized appreciation, and $355,105 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $26 (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.

OPEN FUTURES CONTRACTS
POSITION - S&P 500 E-MINI FUTURES                                          Long
NUMBER OF CONTRACTS                                                           1
EXPIRATION DATE                                                       3/17/2006
CONTRACT AMOUNT                                                      $   63,852
MARKET VALUE                                                         $   62,737
UNREALIZED LOSS                                                         ($1,115)

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 5.9%
General Dynamics Corporation                                89,000   $10,150,450
L-3 Communications Holdings, Inc.                           42,000     3,122,700
United Technologies Corporation                            202,900    11,344,139
                                                                     -----------
                                                                      24,617,289
                                                                     -----------
AIR FREIGHT & LOGISTICS - 2.7%
FedEx Corporation                                          107,700    11,135,103
                                                                     -----------
ALUMINUM - 1.7%
Alcoa, Inc.                                                232,000     6,860,240
                                                                     -----------
BIOTECHNOLOGY - 1.2%
Amgen, Inc.*                                                64,300     5,070,698
                                                                     -----------
BROADCASTING & CABLE TV - 1.3%
Univision Communications, Inc.*                            182,200     5,354,858
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 3.1%
ADC Telecommunications, Inc.*                              224,657     5,018,837
Cisco Systems, Inc.*                                       469,400     8,036,128
                                                                     -----------
                                                                      13,054,965
                                                                     -----------
CONSTRUCTION & ENGINEERING - 1.5%
Shaw Group, Inc.*                                          219,800     6,393,982
                                                                     -----------
CONSUMER FINANCE - 2.2%
American Express Company                                   178,900     9,206,194
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.8%
First Data Corporation                                     270,200    11,621,302
                                                                     -----------
DRUG RETAIL - 2.4%
CVS Corporation                                            371,600     9,817,672
                                                                     -----------
ELECTRIC UTILITIES - 0.4%
KFx, Inc.*                                                  97,000     1,659,670
                                                                     -----------
EXCHANGE TRADED FUNDS - 4.5%
iShares S&P 500 Index Fund                                  83,300    10,382,512
S & P Depositary Receipts Trust                             68,000     8,461,240
                                                                     -----------
                                                                      18,843,752
                                                                     -----------
HEALTH CARE EQUIPMENT - 4.3%
Medtronic, Inc.                                            162,400     9,349,368
Zimmer Holdings, Inc.*                                     128,200     8,645,808
                                                                     -----------
                                                                      17,995,176
                                                                     -----------
HEALTH CARE SERVICES - 1.2%
Medco Health Soulutions, Inc.*                              86,150     4,807,170
                                                                     -----------
HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                                           273,100    11,055,088
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES - 2.8%
Carnival Corporation                                       216,500   $11,576,255
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 5.2%
Costco Wholesale Corporation                               206,900    10,235,343
Wal-Mart Stores, Inc.                                      240,200    11,241,360
                                                                     -----------
                                                                      21,476,703
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 7.2%
General Electric Company                                   552,800    19,375,640
Tyco International, Ltd.                                   373,000    10,764,780
                                                                     -----------
                                                                      30,140,420
                                                                     -----------
INDUSTRIAL GASES - 2.0%
Praxair, Inc.                                              160,000     8,473,600
                                                                     -----------
INTEGRATED OIL & GAS - 4.6%
Chevron Corporation                                        120,000     6,812,400
Exxon Mobil Corporation                                    221,100    12,419,187
                                                                     -----------
                                                                      19,231,587
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 1.9%
Unisys Corporation*                                      1,343,300     7,831,439
                                                                     -----------
MANAGED HEALTH CARE - 2.6%
WellPoint, Inc.*                                           136,100    10,859,419
                                                                     -----------
MOVIES & ENTERTAINMENT - 4.1%
Time Warner, Inc.                                          460,000     8,022,400
Viacom, Inc. (Cl.B)                                        275,000     8,965,000
                                                                     -----------
                                                                      16,987,400
                                                                     -----------
MULTI-LINE INSURANCE - 4.6%
American International Group, Inc.                         282,500    19,274,975
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 3.1%
BJ Services Company                                        128,200     4,701,094
Halliburton Company                                        133,500     8,271,660
                                                                     -----------
                                                                      12,972,754
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.1%
Citigroup, Inc.                                            285,600    13,860,168
First Marblehead Corporation (1)                           304,600    10,009,156
JP Morgan Chase & Company                                  143,800     5,707,422
                                                                     -----------
                                                                      29,576,746
                                                                     -----------
PACKAGED FOODS & MEATS - 1.9%
Tyson Foods, Inc.                                          458,000     7,831,800
                                                                     -----------
PHARMACEUTICALS - 2.7%
Johnson & Johnson                                          189,000    11,358,900
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 2.8%
Berkshire Hathaway, Inc.*                                    130   $ 11,520,600
                                                                   ------------
SEMICONDUCTORS - 0.9%
Analog Devices, Inc.                                     106,300      3,812,981
                                                                   ------------
SOFT DRINKS - 1.5%
PepsiCo, Inc.                                            105,500      6,232,940
                                                                   ------------
SYSTEMS SOFTWARE - 3.8%
Microsoft Corporation                                    606,200     15,852,130
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICE - 2.0%
Sprint Nextel Corporation                                353,200      8,250,752
                                                                   ------------
TOTAL COMMON STOCKS
   (cost $326,453,399)                                              410,754,560
                                                                   ------------
COMMERCIAL PAPER - 0.8%
BANKING - 0.3%
UBS Finance (DE), Inc., 4.28%, 01-03-06               $1,500,000      1,499,644
                                                                   ------------
BROKERAGE - 0.5%
Goldman Sachs Group, Inc., 4.32%, 01-04-06            $1,000,000        999,640
Morgan Stanley, 4.42%, 01-05-06                       $1,000,000        999,509
                                                                   ------------
                                                                      1,999,149
                                                                   ------------
TOTAL COMMERCIAL PAPER
   (cost $3,498,793)                                                  3,498,793
                                                                   ------------
ASSET BACKED COMMERCIAL PAPER - 0.4%
FINANCIAL COMPANIES - DIVERSIFIED - 0.4%
Amsterdam Funding Corporation, 4.35%, 01-06-06        $1,700,000      1,698,973
                                                                   ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $1,698,973)                                                  1,698,973
                                                                   ------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 3.78%, dated 12-30-05,
   matures 01-03-06; repurchase amount of
   $1,236,519 (Collateralized by U.S. Treasury
   Notes, 7.00%, 07-15-06 with a value of
   $1,260,786)                                        $1,236,000      1,236,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,236,000)                                                  1,236,000
                                                                   ------------
TOTAL INVESTMENTS - 100.2%
   (cost $332,887,165)                                              417,188,326
LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                         (851,171)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $416,337,155
                                                                   ============

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

The identified cost of investments owned at December 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $84,301,161 which consisted of $91,493,882 of aggregate gross unrealized appreciation, and $7,192,721 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for open written options contracts.

EQUITY SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                  EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                         DATE        PRICE    CONTRACTS    VALUE
------------                      ----------   --------   ---------   -------
First Marblehead Corporation       03/17/06     $25.00       666      $66,600
                                                             ---      -------
Total put options outstanding
   (premiums received, $133,081)                             666      $66,600
                                                             ===      =======

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.0%
AUSTRALIA - 0.5%
Australia & New Zealand Banking Group,  Ltd.                21,580   $   378,943
Macquarie Airports                                         208,302       484,139
                                                                     -----------
                                                                         863,082
                                                                     -----------
BERMUDA - 0.7%
Ace, Ltd.                                                   21,340     1,140,410
                                                                     -----------
BRAZIL - 1.6%
Companhia de Bebidas das Americas ADR                       25,657       976,249
Empresa Brasileira de Aeronautica S.A. ADR                  43,868     1,715,239
                                                                     -----------
                                                                       2,691,488
                                                                     -----------
CANADA - 1.8%
Husky Energy, Inc.                                          42,780     2,171,200
Manulife Financial Corporation                              15,273       896,936
                                                                     -----------
                                                                       3,068,136
                                                                     -----------
CAYMAN ISLANDS - 0.4%
XL Capital, Ltd.                                            10,100       680,538
                                                                     -----------
DENMARK - 0.3%
Novo Nordisk A/S                                             7,900       444,391
                                                                     -----------
FINLAND - 0.5%
Fortum Oyj                                                  41,100       771,036
Neste Oil OYJ*                                               5,325       150,602
                                                                     -----------
                                                                         921,638
                                                                     -----------
FRANCE - 6.9%
Essilor International S.A                                    3,100       250,394
European Aeronautic Defence & Space Company                 48,030     1,814,599
JC Decaux S.A.*                                             23,010       536,859
LVMH Moet Hennessy Louis Vuitton S.A                        22,260     1,978,579
Sanofi-Aventis                                              31,895     2,795,322
Societe Generale                                            13,050     1,605,845
Technip S.A                                                 32,070     1,929,479
Total S.A                                                    3,065       770,288
                                                                     -----------
                                                                      11,681,365
                                                                     -----------
GERMANY - 3.8%
Allianz AG                                                  12,522     1,897,394
Bayerische Motoren Werke (BMW) AG                           22,256       976,591
SAP AG                                                       9,547     1,731,768
Siemens AG                                                  21,376     1,832,916
                                                                     -----------
                                                                       6,438,669
                                                                     -----------
HONG KONG - 2.2%
HSBC Holdings plc                                          101,076     1,622,962
Hong Kong & China Gas Company, Ltd.                        366,400       782,068
Hutchison Whampoa, Ltd.                                     66,082       629,397
Television Broadcasts, Ltd.                                140,991       749,169
                                                                     -----------
                                                                       3,783,596
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
INDIA - 2.9%
Hindustan Lever, Ltd.                                      259,200   $ 1,135,466
ICICI Bank, Ltd. ADR                                        23,750       684,000
Infosys Technologies, Ltd.                                  32,887     2,188,754
Zee Telefilms, Ltd.                                        256,800       894,829
                                                                     -----------
                                                                       4,903,049
                                                                     -----------
IRELAND - 0.4%
Anglo Irish Bank Corporation plc                            47,013       714,368
                                                                     -----------
JAPAN - 11.4%
Canon, Inc.                                                  9,600       561,642
Chugai Pharmaceutical Company, Ltd.                         35,200       755,096
Credit Saison Company, Ltd.                                 22,100     1,103,688
Fanuc, Ltd.                                                  5,800       492,267
Hoya Corporation                                            31,200     1,121,655
JGC Corporation                                             22,000       418,772
KDDI Corporation                                               347     2,000,678
Kao Corporation                                             24,000       643,039
Keyence Corporation                                          3,100       881,847
Murata Manufacturing Company, Ltd.                          22,800     1,461,489
Nidec Corporation                                            7,800       663,337
Nintendo Company, Ltd.                                       4,900       592,038
Resona Holdings, Inc.*                                         284     1,143,802
Shionogi & Company, Ltd.                                    87,000     1,225,259
Shiseido Company, Ltd.                                      46,000       858,063
Sony Corporation                                            52,200     2,133,322
Square Enix Corporation, Ltd.                               24,400       684,789
Takeda Pharmaceutical Company, Ltd.                         11,800       638,325
Toyota Motor Corporation                                    30,700     1,593,047
Yahoo Japan Corporation                                        288       437,104
                                                                     -----------
                                                                      19,409,259
                                                                     -----------
KOREA - 2.6%
Hyundai Heavy Industries Company, Ltd.                      12,729       971,091
SK Telecom Company, Ltd. ADR                                72,660     1,474,271
Samsung Electronics Company, Ltd.                            2,905     1,899,201
                                                                     -----------
                                                                       4,344,563
                                                                     -----------
MEXICO - 1.9%
Fomento Economico Mexicano, S.A. de C.V                    131,400       951,995
Grupo Modelo, S.A. de C.V. (Cl.C)                          180,300       653,138
Grupo Televisa S.A. ADR                                     19,964     1,607,102
                                                                     -----------
                                                                       3,212,235
                                                                     -----------
NETHERLANDS - 1.2%
Koninklijke (Royal) Philips Electronics N.V                 68,400     2,126,488
                                                                     -----------
NORWAY - 0.2%
Tandberg ASA                                                64,300       393,485
                                                                     -----------
PANAMA - 0.9%
Carnival Corporation                                        28,700     1,534,589
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
PORTUGAL - 0.3%
Energias de Portugal S.A                                   165,782   $   510,491
                                                                     -----------
SINGAPORE - 0.4%
Singapore Press Holdings, Ltd.                             268,848       695,241
                                                                     -----------
SPAIN - 0.7%
Industria de Diseno Textil S.A                              35,600     1,161,580
                                                                     -----------
SWEDEN - 4.6%
Hennes & Mauritz AB (Cl.B)                                  78,800     2,677,708
Investor AB (Cl.B)**                                        36,605       640,366
Telefonaktiebolaget LM Ericsson (Cl.B)                   1,326,000     4,555,956
                                                                     -----------
                                                                       7,874,030
                                                                     -----------
SWITZERLAND - 3.1%
Credit Suisse Group                                         36,246     1,848,160
Novartis AG                                                 18,553       974,950
Roche Holding AG                                            14,261     2,141,321
Syngenta AG*                                                 2,653       330,111
                                                                     -----------
                                                                       5,294,542
                                                                     -----------
TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR       117,235     1,161,799
                                                                     -----------
UNITED KINGDOM - 11.4%
3i Group plc**                                              51,156       746,896
BP plc ADR                                                  23,367     1,500,629
Burberry Group plc                                          71,951       530,212
Cadbury Schweppes plc                                      185,484     1,755,419
Diageo plc                                                   5,920        85,823
GUS plc                                                     32,431       576,457
Pearson plc                                                 77,980       922,503
Prudential plc                                             141,099     1,335,360
Reckitt Benckiser plc                                       93,184     3,080,211
Royal Bank of Scotland Group plc                            83,849     2,532,134
Smith & Nephew plc                                         125,512     1,156,529
Tesco plc                                                   92,810       529,807
Vodafone Group plc                                       1,933,670     4,175,782
WPP Group plc                                               50,250       543,442
                                                                     -----------
                                                                      19,471,204
                                                                     -----------
UNITED STATES - 36.6%
3M Company                                                  17,300     1,340,750
Adobe Systems, Inc.                                         28,700     1,060,752
Advanced Micro Devices, Inc.*                              108,300     3,313,980
Affymetrix, Inc.*                                           17,600       840,400
Altera Corporation*                                         40,300       746,759
Altria Group, Inc.                                           6,200       463,264
Amazon.com, Inc.*                                           13,100       617,665
American Express Company                                    26,900     1,384,274
Amgen, Inc.*                                                20,900     1,648,174
Amylin Pharmaceuticals, Inc.*                                7,100       283,432
Avon Products, Inc.                                         15,200       433,960

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Berkshire Hathaway, Inc. (Cl.B)*                              330   $    968,715
Biomet, Inc.                                               17,600        643,632
Boeing Company                                             15,900      1,116,816
Boston Scientific Corporation*                             34,700        849,803
Burlington Resources, Inc.                                 20,000      1,724,000
Cadence Design Systems, Inc.*                              31,264        528,987
Chevron Corporation                                        18,966      1,076,700
Cisco Systems, Inc.*                                       51,200        876,544
Citigroup, Inc.                                             9,366        454,532
Coach, Inc.*                                               27,200        906,848
Corning, Inc.*                                            103,500      2,034,810
Cree, Inc.*                                                31,300        790,012
eBay, Inc.*                                                52,900      2,287,925
Emerson Electric Company                                   14,500      1,083,150
Everest Re Group, Ltd.                                      5,800        582,030
Express Scripts, Inc.*                                     13,100      1,097,780
Gap, Inc.                                                  24,300        428,652
Genentech, Inc.*                                           10,200        943,500
Gilead Sciences, Inc.*                                     24,700      1,299,961
GlobalSantaFe Corporation                                  34,300      1,651,545
Imclone Systems, Inc.*                                     10,700        366,368
International Business Machines Corporation                15,467      1,271,387
International Game Technology                              34,900      1,074,222
International Rectifier Corporation*                       23,500        749,650
Intuit, Inc.*                                              25,100      1,337,830
JP Morgan Chase & Company                                  35,169      1,395,858
Juniper Networks, Inc.*                                    19,800        441,540
Lockheed Martin Corporation                                12,200        776,286
Medtronic, Inc.                                             6,700        385,719
Microsoft Corporation                                      87,800      2,295,970
Morgan Stanley                                             32,400      1,838,376
Nektar Therapeutics*(1,2)                                  10,308        135,736
Northern Trust Corporation                                 31,900      1,653,058
Northrop Grumman Corporation                               13,700        823,507
Novell, Inc.*                                             122,900      1,085,207
Pfizer, Inc.                                               30,638        714,478
Procter & Gamble Company                                   11,827        684,547
Qualcomm, Inc.                                             31,840      1,371,667
Quest Diagnostics, Inc.                                    25,000      1,287,000
Raytheon Company                                           26,900      1,080,035
Silicon Laboratories, Inc.*                                 7,400        271,284
Sirius Satellite Radio, Inc.*                             218,100      1,461,270
Starbucks Corporation*                                     26,900        807,269
Sun Microsystems, Inc.*                                   145,900        611,321
Theravance, Inc.*                                          15,300        344,556
Tiffany & Company                                          11,000        421,190
Transocean, Inc.*                                          34,000      2,369,460
Walt Disney Company                                        41,000        982,770
Wyeth                                                      17,200        792,404
                                                                    ------------
                                                                      62,309,317
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $124,869,711)                                               166,829,553
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
PREFERRED STOCKS - 1.0%
BRAZIL - 0.5%
Tele Norte Leste Participacoes S.A                         49,839   $    889,982
                                                                    ------------
GERMANY - 0.5%
Porsche AG                                                  1,043        749,772
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,178,309)                                                   1,639,754
                                                                    ------------
REPURCHASE AGREEMENT - 0.8%
State Street, 1.75%, dated 12-30-05, matures
   01-03-06; repurchase amount $1,352,439
   (Collateralized by FHLMC, 2.325%, 04-14-06 with a
   value of $1,383,018)                                $1,352,177      1,352,177
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,352,177)                                                   1,352,177
                                                                    ------------
TOTAL INVESTMENTS - 99.8%
   (cost $127,400,197)                                               169,821,484
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                             359,086
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $170,180,570
                                                                    ============

INVESTMENT CONCENTRATION
AT DECEMBER 31, 2005, GLOBAL SERIES' INVESTMENT
CONCENTRATION BY INDUSTRY WAS AS FOLLOWS:
Aerospace & Defense                                                         1.1%
Air Freight & Logistics                                                     3.2%
Automobiles                                                                 2.0%
Beverages                                                                   2.6%
Biotechnology                                                               3.0%
Capital Markets                                                             2.1%
Chemicals                                                                   0.2%
Commercial Banks                                                            1.9%
Commercial Services & Supplies                                              0.3%
Communications Equipment                                                    4.5%
Computers & Peripherals                                                     1.1%
Construction & Engineering                                                  0.2%
Consumer Finance                                                            1.5%
Diversified Financial Services                                              6.8%
Diversified Telecommunications                                              3.1%
Electric Utilities                                                          0.3%
Electrical Equipment                                                        0.6%
Electronic Equipment & Instruments                                          1.8%
Energy Equipment & Services                                                 1.1%
Food & Staples Retailing                                                    0.3%
Gas Utilities                                                               0.5%
Health Care Equipment & Services                                            2.6%
Health Care Providers & Services                                            1.4%
Hotels, Restaurants & Leisure Products                                      2.0%
Household Durables                                                          3.6%
Household Products                                                          2.9%
Industrial Conglomerates                                                    1.9%
Insurance                                                                   4.4%
Internet & Catalog Retail                                                   0.7%

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

INVESTMENT CONCENTRATION (CONTINUED)
Internet Software & Services                                                2.2%
IT Services                                                                 1.3%
Leisure Equipment & Products                                                0.3%
Machinery                                                                   0.9%
Media                                                                       4.9%
Multi-Utilities & Unregulated Power                                         0.5%
Oil, Gas & Consumable Fuels                                                 5.7%
Paper & Forest Products                                                     1.0%
Personal Products                                                           1.1%
Pharmaceuticals                                                             6.6%
Semiconductors & Semiconductor Equipment                                    4.0%
Software                                                                    4.5%
Specialty Retail                                                            0.2%
Textiles, Apparel & Luxury Goods                                            4.5%
Tobacco                                                                     0.3%
Wireless Telecommunications                                                 3.3%
Repurchase agreement                                                        0.8%
Cash & other assets, less liabilities                                       0.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

For federal income tax purposes the indentified cost of investments owned at December 31, 2005 was $128,801,435. For federal income tax purposes, the net unrealized appreciation on investments amounted to $41,020,049 which consisted of $42,978,803 of aggregate gross unrealized appreciation, and $1,958,754 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $135,736 (cost $116,996), or 0.1% of total net assets. The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts $135,736, or 0.1% of total net assets.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 5.5%
General Dynamics Corporation                                  3,600   $  410,580
United Technologies Corporation                               9,200      514,372
                                                                      ----------
                                                                         924,952
                                                                      ----------
AIR FREIGHT & LOGISTICS - 3.3%
FedEx Corporation                                             5,400      558,306
                                                                      ----------
BIOTECHNOLOGY - 1.9%
Amgen, Inc.*                                                  4,000      315,440
                                                                      ----------
BROADCASTING & CABLE TV - 3.7%
Univision Communications, Inc.*                              21,100      620,129
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 7.0%
3Com Corporation*                                            35,000      126,000
ADC Telecommunications, Inc.*                                14,157      316,271
Cisco Systems, Inc.*                                         23,600      404,032
Qualcomm, Inc.                                                8,000      344,640
                                                                      ----------
                                                                       1,190,943
                                                                      ----------
CONSUMER FINANCE - 2.1%
American Express Company                                      6,800      349,928
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.3%
First Data Corporation                                       12,800      550,528
                                                                      ----------
DRUG RETAIL - 3.2%
CVS Corporation                                              20,600      544,252
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Power-One, Inc.*                                             27,400      164,948
                                                                      ----------
EXCHANGE TRADED FUNDS - 5.5%
iShares Russell 1000 Growth Index Fund                        8,300      423,715
iShares S&P 500 Growth Index Funds                            8,600      509,894
                                                                      ----------
                                                                         933,609
                                                                      ----------
GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                            2,500      137,425
                                                                      ----------
HEALTH CARE EQUIPMENT - 6.8%
Medtronic, Inc.                                              10,300      592,971
Zimmer Holdings, Inc.*                                        8,200      553,008
                                                                      ----------
                                                                       1,145,979
                                                                      ----------
HEALTH CARE SERVICES - 2.5%
Covance, Inc.*                                                8,900      432,095
                                                                      ----------
HOME IMPROVEMENT RETAIL - 3.5%
Home Depot, Inc.                                             14,700      595,056
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES - 4.0%
Carnival Corporation                                        12,600   $   673,722
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 2.9%
Wal-Mart Stores, Inc.                                       10,500       491,400
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 4.1%
General Electric Company                                    19,600       686,980
                                                                     -----------
MANAGED HEALTH CARE - 1.8%
UnitedHealth Group, Inc.                                     5,000       310,700
                                                                     -----------
MOVIES & ENTERTAINMENT - 2.7%
Viacom, Inc. (Cl.B)                                         14,200       462,920
                                                                     -----------
MULTI-LINE INSURANCE - 4.2%
American International Group, Inc.                          10,400       709,592
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.9%
BJ Services Company                                         13,200       484,044
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.1%
Williams Companies, Inc.                                    22,300       516,691
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
Citigroup, Inc.                                              6,400       310,592
First Marblehead Corporation                                 8,000       262,880
                                                                     -----------
                                                                         573,472
                                                                     -----------
PHARMACEUTICALS - 2.5%
Johnson & Johnson                                            7,100       426,710
                                                                     -----------
SEMICONDUCTORS - 4.0%
Analog Devices, Inc.                                         6,700       240,329
Applied Micro Circuits Corporation*                         47,200       121,304
Intel Corporation                                           12,900       321,984
                                                                     -----------
                                                                         683,617
                                                                     -----------
SOFT DRINKS - 1.4%
PepsiCo, Inc.                                                3,900       230,412
                                                                     -----------
SYSTEMS SOFTWARE - 3.8%
Microsoft Corporation                                       24,600       643,290
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 2.8%
W.W. Grainger, Inc.                                          6,600       469,260
                                                                     -----------
TRUCKING - 3.4%
J.B. Hunt Transport Services, Inc.                          25,300       572,792
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $14,904,417)                                                 16,399,192
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMERCIAL PAPER - 3.0%
BANKING - 3.0%
UBS Finance (DE), Inc., 4.28%, 01-03-06                   $500,000   $   499,881
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $499,881)                                                      499,881
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 3.6%
Federal Home Loan Bank,
3.35%, 01-03-06                                            600,000       599,888
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $599,888)                                                       599,888
                                                                     -----------
TOTAL INVESTMENTS - 103.7%
   (cost $16,004,186)                                                 17,498,961
LIABILITIES, LESS CASH & OTHER ASSETS - (3.7%)                          (617,314)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $16,881,647
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at December 31, 2005 was $16,080,338. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,418,623 which consisted of $1,766,314 of aggregate gross unrealized appreciation, and $347,691 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMERCIAL PAPER - 2.0%
AUTOMOTIVE - 0.2%
Toyota Motor Credit Corporation,
   4.24%, 01-11-06                                      $1,300,000   $ 1,298,469
                                                                     -----------
BANKING - 0.3%
UBS Finance (De) Inc., 4.26%,
01-27-06                                                 1,500,000     1,495,385
                                                                     -----------
BROKERAGE - 0.4%
Goldman Sachs Group Inc.:
   4.32%, 01-05-06                                       1,500,000     1,499,280
   4.30%, 01-18-06                                       1,200,000     1,197,563
                                                                     -----------
                                                                       2,696,843
                                                                     -----------
ELECTRIC - 0.2%
Florida Power & Light Company, 4.35%,
01-19-06                                                 1,000,000       997,825
                                                                     -----------
FINANCIAL - OTHER - 0.4%
Countrywide Financial:
   4.30%, 01-03-06                                       1,500,000     1,499,642
   4.36%, 01-10-06                                       1,000,000       998,910
                                                                     -----------
                                                                       2,498,552
                                                                     -----------
NON U.S. BANKING - 0.5%
Danske Corporation, 4.29%, 01-30-06                      1,500,000     1,494,816
Societe Generale, 4.28%, 01-19-06                        1,750,000     1,746,255
                                                                     -----------
                                                                       3,241,071
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $12,228,145)                                                 12,228,145
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 3.9%
FINANCIAL COMPANIES - DIVERSIFIED - 0.8%
Amstel Funding Corporation:
   4.30%, 01-13-06                                       1,200,000     1,198,280
   4.32%, 01-26-06                                       1,100,000     1,096,700
Govco, Inc., 4.30%, 01-12-06                             2,820,000     2,816,295
                                                                     -----------
                                                                       5,111,275
                                                                     -----------
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 1.7%
Falcon Asset Securitization
Corporation:
   4.27%, 01-06-06                                       1,500,000     1,499,111
   4.30%, 01-17-06                                       2,500,000     2,495,222
Jupiter Securitization Corporation:
   4.35%, 01-20-06                                       1,142,000     1,139,378
   4.28%, 01-24-06                                       1,500,000     1,495,898
   4.33%, 02-03-06                                       2,445,000     2,435,295
   4.34%, 02-07-06                                       1,000,000       995,540
                                                                     -----------
                                                                      10,060,444
                                                                     -----------
FINANCIAL COMPANIES - SECURITIES - 0.5%
Asset One Securitization:
   4.29%, 01-09-06                                       1,000,000       999,047
   4.31%, 01-10-06                                       1,300,000     1,298,599
   4.35%, 01-23-06                                       1,000,000       997,342
                                                                     -----------
                                                                       3,294,988
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
ASSET BACKED COMMERCIAL PAPER
(CONTINUED)
FINANCIAL COMPANIES - TRADE
RECEIVABLES - 0.9%
Old Line Funding Corporation:
   4.31%, 01-05-06                                      $1,000,000   $   999,521
   4.32%, 02-06-06                                      $3,000,000     2,987,070
Sheffield Receivables Corporation,
   4.29%, 01-04-06                                      $1,480,000     1,479,471
                                                                     -----------
                                                                       5,466,062
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $23,932,769)                                                 23,932,769
                                                                     -----------
CONVERTIBLE BONDS - 0.4%
PHARMACEUTICALS - 0.4%
Ligand Pharmaceuticals, Inc., 6.00% -
2007                                                    $1,250,000     2,257,812
                                                                     -----------
TOTAL CONVERTIBLE BONDS
   (cost $1,250,000)                                                   2,257,812
                                                                     -----------
PREFERRED STOCKS - 0.3%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                              4,600       881,475
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
ThermoEnergy Corporation PIPE(2,3,5)                     1,745,000       989,415
                                                                     -----------
TOTAL PREFERRED STOCKS
   (cost $1,876,500)                                                   1,870,890
                                                                     -----------
COMMON STOCKS - 94.4%
AEROSPACE & DEFENSE - 2.0%
Curtiss-Wright Corporation                                  80,000     4,368,000
Orbital Sciences Corporation*                              627,500     8,057,100
                                                                     -----------
                                                                      12,425,100
                                                                     -----------
AGRICULTURAL PRODUCTS - 2.7%
Archer-Daniels-Midland Company                             420,000    10,357,200
Corn Products International, Inc.                          255,000     6,091,950
                                                                     -----------
                                                                      16,449,150
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.1%
AirNet Systems, Inc.*                                      168,000       572,880
Stonepath Group, Inc.*                                     480,000       350,400
                                                                     -----------
                                                                         923,280
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.5%
Kellwood Company                                           117,600     2,808,288
                                                                     -----------
APPLICATION SOFTWARE - 1.0%
Epiq Systems, Inc.*                                        200,500     3,717,270
Plato Learning, Inc.*                                      285,000     2,262,900
                                                                     -----------
                                                                       5,980,170
                                                                     -----------
BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                                 19,650       352,128
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
COAL & CONSUMABLE FUELS - 3.6%
Arch Coal, Inc.                                            185,100   $14,715,450
Consol Energy, Inc.                                         54,300     3,539,274
Hydrogen Corporation*(2,5)                                 547,442     3,421,512
                                                                     -----------
                                                                      21,676,236
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 4.2%
3Com Corporation*                                        3,200,000    11,520,000
Avanex Corporation*                                      4,166,000     5,707,420
Dycom Industries, Inc.*                                    220,000     4,840,000
Oplink Communications, Inc.*                               228,571     3,314,280
                                                                     -----------
                                                                      25,381,700
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.2%
Hutchinson Technology, Inc.*                               260,000     7,397,000
                                                                     -----------
CONSTRUCTION & ENGINEERING - 14.3%
Granite Construction, Inc.                                 138,900     4,987,899
Insituform Technologies, Inc.*                             210,900     4,085,133
MasTec, Inc.*(1)                                           641,000     6,711,270
McDermott International, Inc.*                             515,000    22,974,150
Quanta Services, Inc.*                                   1,000,000    13,170,000
Shaw Group, Inc.*(1)                                     1,190,000    34,617,100
                                                                     -----------
                                                                      86,545,552
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.1%
Computer Sciences Corporation*                             250,000    12,660,000
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 1.7%
FTI Consulting, Inc.*                                      374,000    10,262,560
                                                                     -----------
DIVERSIFIED METALS & MINING - 2.9%
Inco, Ltd.*(1)                                             240,000    10,456,800
Usec, Inc.                                                 580,000     6,931,000
                                                                     -----------
                                                                      17,387,800
                                                                     -----------
ELECTRIC UTILITIES - 5.1%
Cinergy Corporation(1)                                     130,000     5,519,800
KFx, Inc.*                                               1,480,000    25,322,800
                                                                     -----------
                                                                      30,842,600
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Electric City Corporation*(2)                            1,518,000       910,800
Power-One, Inc.*                                         1,365,000     8,217,300
Thomas & Betts Corporation*                                140,000     5,874,400
                                                                     -----------
                                                                      15,002,500
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.6%
Maxwell Technologies, Inc.*(2)                             541,000     7,665,970
Merix Corporation*                                         828,600     5,990,778
Powell Industries, Inc.*                                   117,300     2,106,708
                                                                     -----------
                                                                      15,763,456
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
EXCHANGE TRADED FUNDS - 2.9%
iShares Russell 2000 Value Index Fund                       57,000   $ 3,757,440
iShares S&P MidCap 400/Barra Value Index Fund              199,500    14,078,715
                                                                     -----------
                                                                      17,836,155
                                                                     -----------
GAS UTILITIES - 0.4%
Southern Union Company*                                    100,000     2,363,000
                                                                     -----------
HEALTH CARE EQUIPMENT - 0.3%
Health Tronics, Inc.*                                      232,600     1,779,390
                                                                     -----------
HEALTH CARE FACILITIES - 2.6%
Community Health Systems, Inc.*                            130,000     4,984,200
Triad Hospitals, Inc.*                                     155,000     6,080,650
Universal Health Services, Inc. (Cl.B.)                    100,000     4,674,000
                                                                     -----------
                                                                      15,738,850
                                                                     -----------
HEALTH CARE SERVICES - 0.7%
Hooper Holmes, Inc.                                      1,076,900     2,746,095
NDCHealth Corporation*(1)                                   62,600     1,203,798
                                                                     -----------
                                                                       3,949,893
                                                                     -----------
HOUSEWARES & SPECIALTIES - 0.3%
Newell Rubbermaid, Inc.                                     82,000     1,949,960
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.7%
Alleghany Corporation*                                      15,300     4,345,200
                                                                     -----------
INDUSTRIAL MACHINERY - 0.5%
Capstone Turbine Corporation*                              147,100       439,829
Quixote Corporation                                        123,300     2,441,340
                                                                     -----------
                                                                       2,881,169
                                                                     -----------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                     64,000     1,651,200
                                                                     -----------
INTEGRATED OIL & GAS - 2.1%
Murphy Oil Corporation                                     232,000    12,525,680
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 0.3%
Global Crossing, Ltd.*                                     101,900     1,633,457
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 0.3%
Keane, Inc.*                                               154,000     1,695,540
                                                                     -----------
MARINE - 1.8%
Double Hull Tankers, Inc.*                                 578,700     7,621,479
Frontline, Ltd.                                             87,000     3,299,040
                                                                     -----------
                                                                      10,920,519
                                                                     -----------
MULTI-LINE INSURANCE - 1.0%
American Financial Group, Inc.(1)                          155,000     5,938,050
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 1.4%
Key Energy Services, Inc.*                                 620,000   $ 8,351,400
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.0%
Williams Companies, Inc.                                   785,000    18,188,450
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.6%
First Marblehead Corporation                               293,600     9,647,696
                                                                     -----------
PACKAGED FOODS & MEATS - 3.1%
Hain Celestial Group, Inc.*                                110,000     2,327,600
Hormel Foods Corporation(1)                                300,000     9,804,000
Tyson Foods, Inc.                                          400,000     6,840,000
                                                                     -----------
                                                                      18,971,600
                                                                     -----------
PAPER PACKAGING - 2.3%
Bemis Company, Inc.                                        320,000     8,915,200
Sonoco Products Company                                    174,000     5,115,600
                                                                     -----------
                                                                      14,030,800
                                                                     -----------
PHARMACEUTICALS - 0.3%
Hollis-Eden Pharmaceuticals, Inc.*                         192,403       931,231
Ligand Pharmaceuticals, Inc. (Cl.B)*                        72,200       805,752
                                                                     -----------
                                                                       1,736,983
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 4.9%
First American Corporation                                 238,500    10,804,050
North Pointe Holdings Corporation*                         259,300     3,985,441
United America Indemnity, Ltd.*                            117,000     2,148,120
W.R. Berkley Corporation                                   270,000    12,857,400
                                                                     -----------
                                                                      29,795,011
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Bimini Mortgage Management, Inc.                           824,000     7,457,200
HomeBanc Corporation                                       434,400     3,249,312
MortgageIT Holdings, Inc.                                  490,000     6,693,400
                                                                     -----------
                                                                      17,399,912
                                                                     -----------
REGIONAL BANKS - 1.9%
Mercantile Bankshares Corporation                           67,000     3,781,480
Wilmington Trust Corporation                                97,900     3,809,289
Zions Bancorporation                                        53,000     4,004,680
                                                                     -----------
                                                                      11,595,449
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.5%
Ultratech, Inc.*                                           550,000     9,031,000
                                                                     -----------
SEMICONDUCTORS - 1.8%
Applied Micro Circuits Corporation*                        760,000     1,953,200
IXYS Corporation*                                          604,100     7,061,929
Stats ChipPAC, Ltd. ADR*                                   261,000     1,774,800
                                                                     -----------
                                                                      10,789,929
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS - 0.9%
H.B. Fuller Company                                       100,000   $  3,207,000
Material Sciences Corporation*                             85,700      1,208,370
Minerals Technologies, Inc.                                15,000        838,350
                                                                    ------------
                                                                       5,253,720
                                                                    ------------
SPECIALTY STORES - 0.5%
Bombay Company, Inc.*                                     990,000      2,930,400
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.4%
BankAtlantic Bancorp, Inc.                                184,300      2,580,200
                                                                    ------------
TIRES & RUBBER - 1.6%
Bandag, Inc.                                              225,000      9,600,750
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 4.4%
Hughes Supply, Inc.                                       380,000     13,623,000
United Rentals, Inc.*                                     567,000     13,262,130
                                                                    ------------
                                                                      26,885,130
                                                                    ------------
TRUCKING - 0.8%
SCS Transportation, Inc.*                                  11,000        233,750
Werner Enterprises, Inc.                                  250,000      4,925,000
                                                                    ------------
                                                                       5,158,750
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.3%
Wireless Facilities, Inc.*                                411,400      2,098,140
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $414,450,160)                                               571,110,903
                                                                    ------------
WARRANTS - 0.1%
Electric City Corporation, $0.40, 03-19-09(2, 4)          442,750         93,733
ThermoEnergy Corporation, $1.50,
   07-14-08(2, 3, 4, 5)                                 1,745,000        246,743
                                                                    ------------
                                                                         340,476
                                                                    ------------
TOTAL WARRANTS
   (cost $862,064)                                                       340,476
                                                                    ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 3.78%, dated
   12-30-05, matures 01-03-06; repurchase amount of
   $836,351 (Collateralized by U.S. Treasury Note,
   7.00%, 07-15-06 with a value of $853,069)           $  836,000        836,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $836,000)                                                       836,000
                                                                    ------------
TOTAL INVESTMENTS - 101.2%
   (cost $455,435,638)                                               612,576,995
LIABILITIES, LESS CASH & OTHER ASSETS - (1.2%)                        (7,253,727)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $605,323,268
                                                                    ============

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

For federal income tax purposes the identified cost of investments owned at December 31, 2005 was $455,669,616. For federal income tax purposes, the net unrealized appreciation on investments amounted to $156,907,379 which consisted of $175,758,374 of aggregate gross unrealized appreciation and $18,850,995 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR (American Depositary Receipt)

PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

(1)  Security is segregated as collateral for written option contracts.

(2) Security is illiquid. The total market value of illiquid securities is $13,328,174 (cost $14,510,819), or 2.2% of total net assets.

(3) Security is restricted. The total market value of restricted securities is $1,236,158 (cost $2,094,000), or 0.2% 0f total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $340,476 (cost $862,064), of 0.1% of total net assets.

(5)  Affiliated Transactions*

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of December 31, 2005 amounted to $4,657,670 which represents 0.77% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Security Mid Cap Value Series during the year ended December 31, 2005 in which the portfolio company is an "affiliated person" are as follows:

                         HYDROGEN    THERMOENERGY   THERMOENERGY
                       CORPORATION    CORPORATION    CORPORATION
                           LLC           PIPES        WARRANTS
                       -----------   ------------   ------------
SEPTEMBER 30, 2005
Balance
   Shares                  547,442     1,745,000      1,745,000
   Cost                 $2,443,018    $1,646,500     $  447,500
Gross Additions
   Shares                       --            --             --
   Cost                 $       --    $       --     $       --
Gross Reductions
   Shares                       --            --             --
   Cost                 $       --    $       --     $       --
DECEMBER 31, 2005
Balance
   Shares                  547,442     1,745,000      1,745,000
   Cost                 $2,443,018    $1,646,500     $  447,500
Realized Gain/(Loss)    $       --    $       --     $       --
Investment Income       $       --    $       --     $       --

* As a result of the Security Mid Cap Value Series' beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                             DATE       PRICE    CONTRACTS    VALUE
------------                         ----------   --------   ---------   -------
Cinergy Corporation                   1/23/2006    $45.00        835     $16,700
Inco, Ltd.                            1/23/2006     45.00        600      42,000
Mastec, Inc.                          1/23/2006     12.50      1,440       7,200
NDCHealth Corporation                 2/21/2006     20.00        102         510
Shaw Group, Inc.                      4/24/2006     35.00        306      27,540
                                                               -----     -------
Total call options outstanding
   (premiums received, $454,749)                               3,283     $93,950
                                                               =====     =======

MID CAP VALUE SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                             DATE       PRICE    CONTRACTS    VALUE
------------                         ----------   --------   ---------   -------
Affiliated Computer Services, Inc.    1/23/2006    $50.00        550     $ 2,750
NovaStar Financial, Inc.              1/23/2006     25.00      1,050      21,000
Redwood Trust, Inc.                   1/23/2006     40.00        700      28,000
Usec, Inc.                            1/23/2006     10.00      2,096      10,480
                                                               -----     -------
Total put options outstanding
   (premiums received, $706,522)                               4,396     $62,230
                                                               =====     =======

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 4.1%
L-3 Communications Holdings, Inc.                            13,800   $1,026,030
                                                                      ----------
AIR FREIGHT & LOGISTICS - 5.3%
FedEx Corporation                                            12,800    1,323,392
                                                                      ----------
BIOTECHNOLOGY - 3.0%
Amgen, Inc.*                                                  9,500      749,170
                                                                      ----------
BROADCASTING & CABLE TV - 2.9%
Univision Communications, Inc.*                              24,800      728,872
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 8.5%
3Com Corporation*                                           136,500      491,400
ADC Telecommunications, Inc.*                                44,628      996,990
Cisco Systems, Inc.*                                         38,000      650,560
                                                                      ----------
                                                                       2,138,950
                                                                      ----------
CONSTRUCTION & ENGINEERING - 7.3%
Shaw Group, Inc.*                                            63,500    1,847,215
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.9%
First Data Corporation                                       22,600      972,026
                                                                      ----------
ELECTRIC UTILITIES - 5.5%
KFx, Inc.*                                                   81,300    1,391,043
                                                                      ----------
EXCHANGE TRADED FUNDS - 2.6%
iShares Russell 1000 Growth Index Fund                       13,000      663,650
                                                                      ----------
HEALTH CARE EQUIPMENT - 4.3%
Medtronic, Inc.                                              18,600    1,070,802
                                                                      ----------
HEALTH CARE SERVICES - 2.5%
Covance, Inc.*                                               12,900      626,295
                                                                      ----------
HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                             17,600      712,448
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 4.5%
Carnival Corporation                                         21,300    1,138,911
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 3.3%
Wal-Mart Stores, Inc.                                        17,500      819,000
                                                                      ----------
INDUSTRIAL GASES - 3.8%
Praxair, Inc.                                                18,000      953,280
                                                                      ----------
MOVIES & ENTERTAINMENT - 3.1%
Viacom, Inc. (Cl.B)                                          23,900      779,140
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 4.2%
American International Group, Inc.                          15,500   $ 1,057,565
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.7%
BJ Services Company                                         32,100     1,177,107
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 4.3%
Williams Companies, Inc.                                    46,600     1,079,722
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.6%
Citigroup, Inc.                                              9,300       451,329
First Marblehead Corporation(1)                             29,000       952,940
                                                                     -----------
                                                                       1,404,269
                                                                     -----------
PHARMACEUTICALS - 3.2%
Johnson & Johnson                                           13,500       811,350
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.9%
Mindspeed Technologies, Inc.*                              100,000       235,000
                                                                     -----------
SOFT DRINKS - 1.9%
PepsiCo, Inc.                                                7,900       466,732
                                                                     -----------
TRUCKING - 3.6%
J.B. Hunt Transport Services, Inc.                          39,800       901,072
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $19,355,723)                                                 24,073,041
                                                                     -----------
COMMERCIAL PAPER - 4.0%
BROKERAGE - 4.0%
Goldman Sachs Group, Inc., 4.32%, 01-03-06              $1,000,000       999,758
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $999,758)                                                       999,758
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 3.2%
FINANCIAL COMPANIES - TRADE RECEIVABLES - 3.2%
Sheffield Receivables Corporation, 4.25%, 01-05-06      $  800,000       799,622
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $799,622)                                                       799,622
                                                                     -----------
REPURCHASE AGREEMENT - 1.3%
United Missouri Bank, 3.78%, dated 12-30-05,
   matures 01-03-06; repurchase amount of
   $341,143 (Collateralized by U.S. Treasury Notes,
   2.375%, 08-15-06 with a value of $341,143)           $  341,000       341,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $341,000)                                                       341,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                                        MARKET
                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS - 104.3%
   (cost $21,496,103)                                                $26,213,421
LIABILITIES, LESS CASH & OTHER ASSETS - (4.3%)                        (1,088,677)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $25,124,744
                                                                     ===========

The identified cost of investments owned at December 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $4,717,318 which consisted of $5,615,524 of aggregate gross unrealized appreciation, and $898,206 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

(1)  Security is segregated as collateral for open written option contracts.

SELECT 25 SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                                             EXPIRATION   EXERCISE   NUMBER OF   MARKET
COMMON STOCK                                                    DATE        PRICE    CONTRACTS    VALUE
------------                                                 ----------   --------   ---------   ------
First Marblehead Corporation                                  03/17/06     $25.00        50      $5,000
                                                                                        ---      ------
Total put options outstanding (premiums received, $10,428)                               50      $5,000
                                                                                        ===      ======

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 2.5%
DRS Technologies, Inc.                                       10,200   $  524,484
Hexcel Corporation*                                          25,320      457,026
                                                                      ----------
                                                                         981,510
                                                                      ----------
AGRICULTURAL PRODUCTS - 1.5%
Central Garden & Pet Company*                                12,820      588,951
                                                                      ----------
APPAREL RETAIL - 2.1%
Cache, Inc.*                                                 23,140      400,785
Jos. A. Bank Clothiers, Inc.*                                 9,367      406,621
                                                                      ----------
                                                                         807,406
                                                                      ----------
APPLICATION SOFTWARE - 7.9%
Bottomline Technologies, Inc.*                               26,610      293,242
Concur Technologies, Inc.*                                   20,360      262,440
Epicor Software Corporation*                                 32,900      464,877
Retalix, Ltd.*                                               13,960      341,462
SafeNet, Inc.*                                               14,570      469,445
Synplicity, Inc.*                                            60,770      504,391
Ultimate Software Group, Inc.*                               21,020      400,851
Witness Systems, Inc.*                                       18,040      354,847
                                                                      ----------
                                                                       3,091,555
                                                                      ----------
BIOTECHNOLOGY - 2.1%
Adeza Biomedical Corporation*                                12,540      263,967
Illumina, Inc.*                                              18,250      257,325
ViroPharma, Inc.*                                            15,880      294,574
                                                                      ----------
                                                                         815,866
                                                                      ----------
CASINOS & GAMING - 3.9%
Century Casinos, Inc.*                                       43,430      373,498
Mikohn Gaming Corporation*                                   42,820      422,633
Scientific Games Corporation*                                27,000      736,560
                                                                      ----------
                                                                       1,532,691
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 1.1%
M-Systems Flash Disk Pioneers, Ltd.*                         12,970      429,566
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
TNS, Inc.*                                                   21,460      411,603
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
FirstService Corporation*                                    26,030      667,670
McGrath Rentcorp                                             19,300      536,540
Portfolio Recovery Associates, Inc.*                          8,490      394,276
                                                                      ----------
                                                                       1,598,486
                                                                      ----------
EDUCATION SERVICES - 1.8%
Laureate Education, Inc.*                                     7,580      398,026
Universal Technical Institute, Inc.*                          9,760      301,974
                                                                      ----------
                                                                         700,000
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.0%
Itron, Inc.*                                                  9,630   $  385,585
Optimal Group, Inc.*                                         39,270      795,610
                                                                      ----------
                                                                       1,181,195
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
Rollins, Inc.                                                29,950      590,315
                                                                      ----------
HEALTH CARE EQUIPMENT - 6.5%
AgioDynamics, Inc.*                                           5,000      127,650
Encore Medical Corporation*                                  66,150      327,443
I-Flow Corporation*                                          26,050      380,851
Intermagnetics General Corporation*                          10,870      346,753
Neurometrix, Inc.*                                            5,000      136,400
NuVasive, Inc.*                                              16,090      291,229
SonoSite, Inc.*                                               9,780      342,398
Spectranetics Corporation*                                   32,390      364,388
Syneron Medical, Ltd.*                                        7,430      235,903
                                                                      ----------
                                                                       2,553,015
                                                                      ----------
HEALTH CARE FACILITIES - 2.6%
Five Star Quality Care, Inc.*                                67,430      530,674
Health Grades, Inc.*                                         37,630      235,940
LCA-Vision, Inc.                                              5,250      249,427
                                                                      ----------
                                                                       1,016,041
                                                                      ----------
HEALTH CARE SERVICES - 5.7%
AMN Healthcare Services, Inc.*                               22,550      446,039
Amedisys, Inc.*                                               7,340      310,042
Lifeline Systems, Inc.*                                      12,250      447,860
Matria Healthcare, Inc.*                                     11,060      428,686
Merge Technologies, Inc.*                                    11,160      279,446
Providence Service Corporation*                              10,660      306,901
                                                                      ----------
                                                                       2,218,974
                                                                      ----------
HEALTH CARE SUPPLIES - 3.0%
Immucor, Inc.*                                               14,850      346,896
Orthovita, Inc.*                                             76,180      295,578
PolyMedica Corporation                                       15,572      521,195
                                                                      ----------
                                                                       1,163,669
                                                                      ----------
HOME IMPROVEMENT RETAIL - 0.7%
Building Materials Holding Corporation                        4,290      292,621
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 1.3%
Steiner Leisure, Ltd.*                                       14,490      515,264
                                                                      ----------
HOUSEWARES & SPECIALTIES - 1.3%
Jarden Corporation*                                          16,985      512,098
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.1%
Barrett Business Services, Inc.*                             17,710      442,573
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 0.9%
Axsys Technologies, Inc.*                                    19,120   $  343,204
                                                                      ----------
INTERNET RETAIL - 0.6%
Ctrip.com International, Ltd. ADR                             3,730      215,407
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 11.6%
CyberSource Corporation*                                     64,990      428,934
Digitas, Inc.*                                               39,150      490,158
Equinix, Inc.*                                               15,160      617,922
j2 Global Communications, Inc.*                              14,720      629,133
Keynote Systems, Inc.*                                       33,830      434,716
Marchex, Inc. (Cl.B)*                                         7,880      177,221
Online Resources Corporation*                                43,610      481,890
Openwave Systems, Inc.*                                      18,600      324,942
RADVision, Ltd.*                                             24,470      405,779
RightNow Technologies, Inc.*                                 12,980      239,611
ValueClick, Inc.*                                            17,240      312,216
                                                                      ----------
                                                                       4,542,522
                                                                      ----------
LEISURE PRODUCTS - 0.4%
Nautilus, Inc.                                                7,400      138,084
                                                                      ----------
MARINE - 1.2%
American Commercial Lines, Inc.*                             15,310      463,740
                                                                      ----------
MULTI-LINE INSURANCE - 1.2%
Amerisafe, Inc.*                                             45,320      456,826
                                                                      ----------
OIL & GAS DRILLING - 3.1%
Grey Wolf, Inc.*                                             53,300      412,009
Patterson-UTI Energy, Inc.                                   12,020      396,059
Unit Corporation*                                             7,550      415,477
                                                                      ----------
                                                                       1,223,545
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 4.1%
Hydril*                                                       4,880      305,488
Maverick Tube Corporation*                                   11,870      473,138
Oil States International, Inc.*                              12,500      396,000
Superior Energy Services, Inc.*                              20,940      440,787
                                                                      ----------
                                                                       1,615,413
                                                                      ----------
PHARMACEUTICALS - 3.1%
AtheroGenics, Inc.*                                          14,570      291,546
First Horizon Pharmaceutical Corporation*                    21,290      367,252
Matrixx Initiatives, Inc.*                                    9,470      198,397
Salix Pharmaceuticals, Ltd.*                                 20,710      364,082
                                                                      ----------
                                                                       1,221,277
                                                                      ----------
PROPERTY & CASUALTY INSURANCE - 1.5%
Navigators Group, Inc.*                                       7,940      346,263
Tower Group, Inc.                                            11,720      257,606
                                                                      ----------
                                                                         603,869
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS - 1.5%
KKR Financial Corporation                                   23,880   $   572,881
                                                                     -----------
REGIONAL BANKS - 2.3%
Boston Private Financial Holdings, Inc.                     10,180       309,676
PrivateBancorp, Inc.                                        16,150       574,455
                                                                     -----------
                                                                         884,131
                                                                     -----------
RESTAURANTS - 0.5%
Cosi, Inc.*                                                 23,800       197,540
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 2.6%
Advanced Analogic Technologies, Inc.*                       23,720       328,522
PDF Solutions, Inc.*                                        22,970       373,262
Ultratech, Inc.*                                            19,880       326,430
                                                                     -----------
                                                                       1,028,214
                                                                     -----------
SEMICONDUCTORS - 3.5%
Microsemi Corporation*                                      14,380       397,751
02Micro International, Ltd. ADR*                            32,890       334,820
SRS Labs, Inc.*                                             45,700       300,706
Volterra Semiconductor Corporation*                         21,300       319,500
                                                                     -----------
                                                                       1,352,777
                                                                     -----------
SYSTEMS SOFTWARE - 0.9%
WebSideStory, Inc.*                                         20,150       365,319
                                                                     -----------
TRUCKING - 2.2%
Old Dominion Freight Line, Inc.*                            16,330       440,583
Vitran Corporation, Inc.*                                   22,150       436,355
                                                                     -----------
                                                                         876,938
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $30,931,593)                                                 37,545,086
REPURCHASE AGREEMENT - 4.8%
United Missouri Bank, 3.78%, dated 12-30-05,
   matures 01-03-06; repurchase amount of
   $1,910,802 (Collateralized by U.S. Treasury Bills,
   4.27%, 03-09-06 with a value of 1,949,131)           $1,910,000     1,910,000
TOTAL REPURCHASE AGREEMENT
   (cost $1,910,000)                                                   1,910,000
TOTAL INVESTMENTS - 100.8%
   (cost $32,841,593)                                                 39,455,086
LIABILITIES, LESS CASH & OTHER ASSETS - (0.8%)                          (326,408)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $39,128,678
                                                                     ===========

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

For federal income tax purposes the identified cost of investments owned at December 31, 2005 was $32,972,490. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,482,596, which consisted of $6,926,583 of aggregate gross unrealized appreciation and $443,987 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

ADR (American Depositary Receipt)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES

                                                          NUMBER OF     MARKET
                                                           SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.4%
AIR FREIGHT & LOGISTICS - 3.9%
FedEx Corporation                                             6,400   $  661,696
                                                                      ----------
BIOTECHNOLOGY - 2.0%
Amgen, Inc.*                                                  4,300      339,098
                                                                      ----------
BROADCASTING & CABLE TV - 4.4%
Comcast Corporation*                                          3,737       97,013
Univision Communications, Inc.*                              22,300      655,397
                                                                      ----------
                                                                         752,410
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 5.0%
ADC Telecommunications, Inc.*                                17,685      395,083
Cisco Systems, Inc.*                                         26,700      457,104
                                                                      ----------
                                                                         852,187
                                                                      ----------
CONSTRUCTION & ENGINEERING - 3.2%
Shaw Group, Inc.*                                            18,500      538,165
                                                                      ----------
CONSUMER FINANCE - 2.5%
American Express Company                                      8,150      419,399
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.7%
First Data Corporation                                       10,850      466,659
                                                                      ----------
DRUG RETAIL - 3.0%
CVS Corporation                                              19,600      517,832
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Power-One, Inc.*                                             49,000      294,980
                                                                      ----------
GENERAL MERCHANDISE STORES - 1.5%
Target Corporation                                            4,500      247,365
                                                                      ----------
HEALTH CARE EQUIPMENT - 8.9%
Fisher Scientific International, Inc.*                        5,500      340,230
Medtronic, Inc.                                              11,300      650,541
Zimmer Holdings, Inc.*                                        7,600      512,544
                                                                      ----------
                                                                       1,503,315
                                                                      ----------
HEALTH CARE SERVICES - 2.9%
Covance, Inc.*                                               10,000      485,500
                                                                      ----------
HOME IMPROVEMENT RETAIL - 3.3%
Home Depot, Inc.                                             13,800      558,624
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 2.7%
Costco Wholesale Corporation                                  9,200      455,124
                                                                      ----------
INDUSTRIAL GASES - 2.3%
Praxair, Inc.                                                 7,400      391,904
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 1.9%
Unisys Corporation*                                          53,700   $  313,071
                                                                      ----------
MANAGED HEALTH CARE - 4.6%
UnitedHealth Group, Inc.                                      6,200      385,268
WellPoint, Inc.*                                              5,000      398,950
                                                                      ----------
                                                                         784,218
                                                                      ----------
MOVIES & ENTERTAINMENT - 6.0%
Time Warner, Inc.                                            29,000      505,760
Viacom, Inc. (Cl.B)                                          15,600      508,560
                                                                      ----------
                                                                       1,014,320
                                                                      ----------
MULTI-LINE INSURANCE - 4.8%
American International Group, Inc.                           11,854      808,798
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Company                                           8,000      293,360
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION - 1.2%
Williams Companies, Inc.                                      9,100      210,847
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.3%
First Marblehead Corporation                                 13,700      450,182
JP Morgan Chase & Company                                     6,800      269,892
                                                                      ----------
                                                                         720,074
                                                                      ----------
PHARMACEUTICALS - 2.7%
Johnson & Johnson                                             7,604      457,000
                                                                      ----------
SEMICONDUCTORS - 4.7%
Analog Devices, Inc.                                          8,600      308,482
Intel Corporation                                            19,500      486,720
                                                                      ----------
                                                                         795,202
                                                                      ----------
SOFT DRINKS - 4.6%
Coca-Cola Company                                             9,300      374,883
PepsiCo, Inc.                                                 7,000      413,560
                                                                      ----------
                                                                         788,443
                                                                      ----------
SYSTEMS SOFTWARE - 4.1%
Microsoft Corporation                                        26,500      692,975
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS - 2.0%
W.W. Grainger, Inc.                                           4,700      334,170
                                                                      ----------
TRUCKING - 2.9%
J.B. Hunt Transport Services, Inc.                           21,400      484,496
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICE - 1.9%
Sprint Nextel Corporation                                    14,000      327,040
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                        ---------   -----------
COMMON STOCKS (CONTINUED)
TOTAL COMMON STOCKS
   (cost $16,244,010)                                               $16,508,272
                                                                    -----------
REPURCHASE AGREEMENT - 2.7%
United Missouri Bank, 3.78%, dated 12-30-05,
   matures 01-03-06; repurchase amount of
   $464,195 (Collateralized by U.S. Treasury Notes,
   1.875%, 01-31-06 with a value of $473,941)            $464,000       464,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (cost $464,000)                                                      464,000
                                                                    -----------
TOTAL INVESTMENTS - 100.1%
   (cost $16,708,010)                                                16,972,272
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (17,940)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $16,954,332
                                                                    ===========

The identified cost of investments owned at December 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $264,262, which consisted of $2,459,761 of aggregate gross unrealized appreciation and $2,195,499 of aggregate gross unrealized depreciation.

*    Non-income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY EQUITY FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: March 1, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: March 1, 2006